Employee Cost	12 Months Ended
Dec. 31, 2017
Disclosure Of Employee Cost [Abstract]
Employee Cost
24.	Employee Cost

Employee Cost for the years ended December 31, 2015, 2016 and 2017 was composed of the following:

	2015		2016		2017
Wages and salaries	Ps.	341,134	Ps.	403,312	Ps.	453,452
Other remunerations		47,612		50,709		61,527
Social benefits		42,354		44,967		54,003
Severance payments		5,102		6,479		4,464
Labor union fees		14,842		15,421		16,991
Taxes on employee benefits		6,053		6,483		7,832
PTU		2,917		10,337		10,128
Retirement employee benefits		13,352		14,598		16,688
Others		29,348		32,254		38,275
	Ps.	502,794	Ps.	584,560	Ps.	663,360